Revenue from contracts with customers - National and foreign sales (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from contracts with customers
Revenue	$ 133,330,428	$ 143,189,602	$ 159,611,078
Local sales
Revenue from contracts with customers
Revenue from sale of goods	62,655,873	71,745,082	83,651,506
Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	70,674,555	71,444,520	75,959,572
Mid-distillates | Local sales
Revenue from contracts with customers
Revenue from sale of goods	28,672,298	32,605,842	39,182,510
Gasolines | Local sales
Revenue from contracts with customers
Revenue from sale of goods	17,804,372	23,129,025	27,620,199
Gasolines | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	360,438	193,394	157,685
Natural gas | Local sales
Revenue from contracts with customers
Revenue from sale of goods	4,096,126	4,358,266	4,162,876
Natural gas | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	43,539	105,413	254,054
Services | Local sales
Revenue from contracts with customers
Revenue from sale of goods	3,877,130	3,232,784	3,601,681
Electric Power Transmission Services | Local sales
Revenue from contracts with customers
Revenue from sale of goods	3,226,557	2,769,897	2,595,505
Electric Power Transmission Services | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	6,134,698	5,666,389	5,114,783
Plastic and rubber | Local sales
Revenue from contracts with customers
Revenue from sale of goods	919,788	1,225,223	1,568,816
Plastic and rubber | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	1,230,748	1,393,669	2,036,201
Fuel gas Service | Local sales
Revenue from contracts with customers
Revenue from sale of goods	1,082,710	989,084	860,102
Asphalts | Local sales
Revenue from contracts with customers
Revenue from sale of goods	794,111	938,185	897,200
L.P.G. and propane | Local sales
Revenue from contracts with customers
Revenue from sale of goods	630,570	762,349	1,094,332
L.P.G. and propane | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	346,908	302,159	339,837
Roads and construction service | Local sales
Revenue from contracts with customers
Revenue from sale of goods	330,053	349,834	355,737
Roads and construction service | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	5,465,389	4,761,317	4,676,822
Polyethylene | Local sales
Revenue from contracts with customers
Revenue from sale of goods	328,649	314,184	302,630
Aromatics | Local sales
Revenue from contracts with customers
Revenue from sale of goods	246,612	297,957	343,792
Crude oil | Local sales
Revenue from contracts with customers
Revenue from sale of goods	302	128,416	375,790
Crude oil | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	48,805,672	49,559,864	56,651,753
Fuel oil | Local sales
Revenue from contracts with customers
Revenue from sale of goods	20,527	36,298	9,213
Fuel oil | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	3,920,500	4,028,908	4,348,312
Other income gas contracts | Local sales
Revenue from contracts with customers
Revenue from sale of goods		30	1,940
Other products | Local sales
Revenue from contracts with customers
Revenue from sale of goods	626,068	607,708	679,183
Other products | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	3,508,600	1,804,697	1,633,510
Cash flow hedging | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	(345,499)	(468,407)	(1,578,246)
Diesel | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	$ 1,203,562	$ 4,097,117	$ 2,324,861